CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Jun. 04, 2020	Jan. 17, 2020	Dec. 31, 2019	Nov. 30, 2019
CONSOLIDATED BALANCE SHEETS
Common stock subject to possible redemption, shares	5,002,149			0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	30,000,000	30,000,000		30,000,000	30,000,000
Common stock, shares issued (in shares)	2,540,342		2,156,250	1,437,500
Common stock, shares outstanding (in shares)	2,540,342		2,156,250	1,437,500
Shares subject to forfeiture				187,500